MVA-Q1

Quarterly Report
June 30, 2025
MFS®  Virginia
Municipal Bond Fund

Portfolio of Investments
6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 95.6%
Airport Revenue – 3.9%
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2037	$1,000,000	$1,015,669
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2038	1,000,000	1,011,447
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 4%, 10/01/2041	1,000,000	919,609
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5.25%, 10/01/2048	3,600,000	3,650,770
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5.5%, 10/01/2055 (u)	2,000,000	2,087,241
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “B”, 5%, 10/01/2027	980,000	984,437
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “B”, 5%, 10/01/2028	1,000,000	1,004,528
New York Transportation Development Corp., Special Facilities (LaGuardia Airport Terminal B Redevelopment Project), “A”, 5%, 7/01/2034	995,000	996,018
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060	1,650,000	1,650,998
		$13,320,717
General Obligations - General Purpose – 6.7%
Alexandria, VA, General Obligation, “B”, 4%, 12/15/2043	$1,375,000	$1,291,480
Alexandria, VA, General Obligation, “B”, 4%, 12/15/2044	1,430,000	1,325,604
Alexandria, VA, General Obligation, “B”, 4%, 12/15/2045	1,485,000	1,360,750
Alexandria, VA, General Obligation, “B”, 4%, 12/15/2046	1,550,000	1,407,237
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	775,000	709,600
Bristol County, VA, General Obligation Anticipation Notes, 5%, 9/01/2027	1,650,000	1,655,194
Chesterfield County, VA, Public Improvement, “A”, 4%, 1/01/2036	1,570,000	1,586,382
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	1,300,000	1,332,253
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.625%, 7/01/2029	144,946	152,890
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	318,785	343,850
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	133,501	130,247
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	251,000	241,674
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	102,991	98,125
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	140,029	124,441
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	476,628	407,238
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	171,803	118,773
Fairfax County, VA, Public Improvement, “A”, 5%, 10/01/2037	1,000,000	1,046,434
Norfolk, VA, General Obligation Capital Improvement, “A”, 5%, 9/01/2039	800,000	863,538
Norfolk, VA, General Obligation Capital Improvement, “A”, 5%, 9/01/2040	925,000	992,286
Petersburg, VA, General Obligation, 4.25%, 9/01/2048	1,160,000	1,073,393
Petersburg, VA, General Obligation, 4.25%, 9/01/2053	1,500,000	1,378,285
Petersburg, VA, General Obligation Refunding, 4.125%, 12/01/2054	3,000,000	2,690,105
State of Illinois, General Obligation, 5.5%, 5/01/2039	270,000	282,819
State of Illinois, General Obligation, 5.75%, 5/01/2045	245,000	254,313
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	280,000	285,806
Suffolk, VA, General Obligation Capital Improvement, “A”, 2%, 2/01/2039	1,675,000	1,192,558
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	365,000	323,194
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	145,000	126,479
		$22,794,948
Healthcare Revenue - Hospitals – 12.9%
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2037	$2,800,000	$2,927,844
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 5%, 7/01/2034	1,475,000	1,546,520
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 4%, 7/01/2043	625,000	562,296
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	40,000	34,757
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), 5%, 5/15/2051	3,000,000	3,067,893
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 4%, 5/15/2044	2,000,000	1,839,499
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 4%, 5/15/2048	4,000,000	3,543,426
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	1,835,000	1,580,625
Henrico County, VA, Economic Development Authority Health Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 5%, 11/01/2048	1,500,000	1,507,249

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Isle of Wright County, VA, Economic Development Authority, Health System Rev. (Riverside Health System), AGM, 5.25%, 7/01/2043	$1,000,000	$1,045,045
Isle of Wright County, VA, Economic Development Authority, Health System Rev. (Riverside Health System), AGM, 5.25%, 7/01/2048	4,000,000	4,104,707
Lynchburg, VA, Economic Development Authority Hospital Refunding Rev. (Centra Health Obligated Group), 4%, 1/01/2038	2,200,000	2,123,652
Lynchburg, VA, Economic Development Authority Hospital Refunding Rev. (Centra Health Obligated Group), 4%, 1/01/2039	1,320,000	1,258,463
Lynchburg, VA, Economic Development Authority Rev. (Centra Health), “A”, 5%, 1/01/2047	3,000,000	2,953,126
Norfolk, VA, Economic Development Authority, Hospital Facilities Refunding Rev. (Sentara Healthcare), “B”, 4%, 11/01/2048	3,000,000	2,612,220
Roanoke, VA, Economic Development Authority, Hospital Rev. (Carilion Medical Center), “A”, 5%, 7/01/2047	1,625,000	1,696,545
Rockingham County, VA, Economic Development Authority, Health Care Facilities Rev. (Sentara RMH Medical Center), “A”, 3%, 11/01/2046	2,255,000	1,636,324
Virginia Small Business Financing Authority Rev. (Sentara Healthcare), 3%, 11/01/2040	3,370,000	2,706,151
Virginia Small Business Financing Authority, Health Care Facilities Refunding Rev. (Mary Washington Healthcare Obligated Group), “A”, 5.25%, 6/15/2055	2,500,000	2,526,956
Virginia Small Business Financing Authority, Health Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2049	3,445,000	2,936,177
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), 5%, 1/01/2028	600,000	605,813
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), 5%, 1/01/2030	400,000	403,328
Winchester, VA, Economic Development Authority Rev. (Valley Health System Obligated Group), “A”, 5%, 1/01/2043	1,065,000	1,080,315
		$44,298,931
Healthcare Revenue - Long Term Care – 3.5%
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Lifespire of Virginia), “C”, 5%, 12/01/2037	$765,000	$776,074
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), 4%, 10/01/2040	500,000	481,120
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), 4%, 10/01/2045	720,000	646,504
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), “A”, 5%, 10/01/2052	1,500,000	1,498,128
Lexington, VA, Industrial Development Authority Residential Care Facilities Rev. (Kendal at Lexington), 4%, 1/01/2037	1,000,000	941,135
Prince William County, VA, Industrial Development Authority, Residential Care Facilities Rev. (Westminster at Lake Ridge), 5%, 1/01/2037	1,000,000	989,045
Suffolk, VA, Economic Development Facilities First Mortgage Rev. (Lake Prince Center, Inc.), 5%, 9/01/2031	1,000,000	997,293
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), 7%, 9/01/2053	2,000,000	2,187,443
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 5%, 1/01/2033	1,750,000	1,835,348
Virginia Small Business Financing Authority, Residential Care Facility Rev. (Lifespire of Virginia), 5.5%, 12/01/2054	750,000	761,015
Virginia Small Business Financing Authority, Residential Care Facility Rev. (Pinnacle Living), “C”, 5%, 6/01/2042	1,000,000	968,921
		$12,082,026
Industrial Revenue - Environmental Services – 0.6%
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.25%, 8/01/2027 (Put Date 8/01/2027)	$1,000,000	$1,008,303
Virginia Small Business Financing Authority, Solid Water Disposal Rev. (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038) (n)	1,000,000	956,268
		$1,964,571
Industrial Revenue - Other – 1.2%
Virginia Small Business Financing Authority, Environmental Facilities Rev. (Pure Salmon Virginia LLC Project), 4%, 11/01/2052 (Put Date 11/20/2025)	$4,000,000	$4,001,152
Miscellaneous Revenue - Other – 0.9%
Loudoun County, VA, Economic Development Authority Rev. (Howard Hughes Medical Institute), Capital Appreciation, “A”, 0%, 7/01/2049	$7,500,000	$2,190,772
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	845,000	825,762
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	130,000	131,071
		$3,147,605

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – 14.4%
Arlington County, VA, Industrial Development Authority Multi-Family Housing Rev. (Park Shirlington Apartments), “A”, 5%, 1/01/2026	$2,000,000	$2,019,287
Chesapeake, VA, Redevelopment & Housing Authority, Multi-Family Housing Rev. (Forest Cove II Project), 4.5%, 10/01/2040 (Put Date 7/01/2040)	2,975,000	3,021,282
Fairfax County, VA, Redevelopment and Housing Authority Multi-Family Housing Rev. (Residences at Government Center 2 - NW4 Project), “A”, FHLMC, 4.7%, 12/01/2044	3,000,000	2,962,210
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	964,327	933,780
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Mountain View II & III Apartments Project), HUD Section 8, 5%, 2/01/2042 (Put Date 9/01/2025)	525,000	526,996
Norfolk, VA, Economic Redevelopment and Housing Authority Multi-Family (Oak Park and Colonial Hall), FNMA, 4.25%, 9/01/2042 (Put Date 2/01/2041)	4,000,000	3,738,531
Richmond, VA, Redevelopment & Housing Authority, Multi-Family Tax-Exempt Mortgage Backed, MTEMS (Chippenham Place Apartments), FNMA, 4.5%, 5/01/2040	3,973,830	3,963,779
Virginia Housing Development Authority, Rental Housing, “A”, 3.8%, 9/01/2044	2,000,000	1,746,480
Virginia Housing Development Authority, Rental Housing, “A”, 4.6%, 9/01/2049	1,000,000	949,693
Virginia Housing Development Authority, Rental Housing, “A”, 4.8%, 9/01/2059	1,000,000	970,080
Virginia Housing Development Authority, Rental Housing, “B”, 4.4%, 3/01/2043	710,000	682,790
Virginia Housing Development Authority, Rental Housing, “B”, 4.45%, 3/01/2045	1,535,000	1,476,671
Virginia Housing Development Authority, Rental Housing, “B”, 4.55%, 3/01/2048	2,580,000	2,464,118
Virginia Housing Development Authority, Rental Housing, “C”, 4.8%, 12/01/2049	1,000,000	979,264
Virginia Housing Development Authority, Rental Housing, “D”, 1.8%, 5/01/2033	500,000	408,001
Virginia Housing Development Authority, Rental Housing, “D”, 3.7%, 10/01/2038	3,000,000	2,716,335
Virginia Housing Development Authority, Rental Housing, “D”, 4.75%, 8/01/2053	4,000,000	3,921,381
Virginia Housing Development Authority, Rental Housing, “D”, 4%, 10/01/2053	2,875,000	2,418,299
Virginia Housing Development Authority, Rental Housing, “E”, 3.15%, 12/01/2049	1,635,000	1,211,935
Virginia Housing Development Authority, Rental Housing, “E”, 4.25%, 6/01/2052	3,000,000	2,659,665
Virginia Housing Development Authority, Rental Housing, “F”, 1.6%, 7/01/2033	770,000	612,637
Virginia Housing Development Authority, Rental Housing, “F”, HUD Section 8, 5.15%, 11/01/2048	4,000,000	4,006,612
Virginia Housing Development Authority, Rental Housing, “G”, 5.05%, 11/01/2047	1,000,000	1,002,723
Virginia Housing Development Authority, Rental Housing, “G”, 5.15%, 11/01/2052	2,680,000	2,702,799
Virginia Housing Development Authority, Rental Housing, “G”, 5.375%, 11/01/2064	1,250,000	1,272,863
		$49,368,211
Parking – 0.5%
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2036	$1,000,000	$1,020,173
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2037	750,000	763,386
		$1,783,559
Port Revenue – 0.3%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$590,000	$415,149
Virginia Port Authority Facilities Refunding Rev., “B”, 5%, 7/01/2041	750,000	747,271
		$1,162,420
Sales & Excise Tax Revenue – 6.4%
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	$245,000	$216,868
Hampton Roads, VA, Transportation Accountability Commission, “A”, 4%, 7/01/2057	4,000,000	3,434,592
Hampton Roads, VA, Transportation Accountability Commission, Senior Lien Rev., “A”, 5%, 7/01/2054	2,765,000	2,811,267
Hampton Roads, VA, Transportation Accountability Commission, Senior Lien Rev., “A”, 5.25%, 7/01/2064	4,000,000	4,095,011
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	6,000	5,212
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	77,000	73,805
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	249,000	228,922
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	7,532,000	7,081,046
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	476,000	446,642
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	251,000	235,519
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	122,000	111,175
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	26,000	22,189
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	1,212,000	945,618
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	1,160,000	824,542
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	556,000	176,056

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	$795,000	$769,163
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	345,000	333,788
		$21,811,415
Secondary Schools – 0.1%
District of Columbia Rev. (Rocketship D.C. Obligated Group - Issue No. 1), “A”, 5%, 6/01/2056 (n)	$325,000	$279,519
Single Family Housing - State – 1.4%
Virginia Housing Development Authority, Commonwealth Mortgage, “E-1”, 4.55%, 10/01/2049	$1,500,000	$1,417,678
Virginia Housing Development Authority, Commonwealth Mortgage, “E-2”, 4.4%, 10/01/2044	1,000,000	945,755
Virginia Housing Development Authority, Commonwealth Mortgage, “E-2”, 4.55%, 10/01/2049	1,100,000	1,044,102
Virginia Housing Development Authority, Commonwealth Mortgage, “E-3”, 4.6%, 10/01/2049	1,500,000	1,428,210
		$4,835,745
State & Local Agencies – 8.7%
Broward County, FL, Tourist Development Rev. (Convention Center Expansion Project), 4%, 9/01/2047	$1,170,000	$1,001,368
Campbell County, VA, Industrial Development Authority, 4%, 6/01/2040	1,000,000	942,009
Fairfax County, VA, Redevelopment and Housing Authority Refunding Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2038	1,500,000	1,550,908
Fairfax County, VA, Redevelopment and Housing Authority Refunding Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2039	1,765,000	1,797,931
Franklin County, VA, Industrial Development Authority, 3%, 10/15/2036	1,000,000	904,482
Franklin County, VA, Industrial Development Authority, 3%, 10/15/2037	580,000	515,961
Henry County, VA, Industrial Development Authority, Public Facility Leave Rev., 4%, 11/01/2045	3,000,000	2,679,862
Loudoun County, VA, Economic Development Authority Rev. (Public Facilities Project), “A”, 3%, 12/01/2037	2,000,000	1,718,586
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050 (Prerefunded 12/15/2032)	200,000	234,102
New River Valley, VA, Regional Jail Authority Rev., 5%, 10/01/2036	3,205,000	3,268,005
Virginia College Building Authority, Educational Facilities Rev. (21st Century College and Equipment Programs), “A”, 5%, 2/01/2038	4,000,000	4,281,808
Virginia Public Building Authority, Facilities Rev., “A”, 4%, 8/01/2039 (Prerefunded 8/01/2029)	30,000	31,304
Virginia Public Building Authority, Facilities Rev., “A”, 4%, 8/01/2039	2,000,000	1,933,923
Washington, D.C., Metropolitan Area Transit Authority Dedicated Rev., “A”, 5%, 7/15/2045	5,000,000	5,054,094
Washington, D.C., Metropolitan Area Transit Authority Dedicated Rev., “A”, 5.25%, 7/15/2059 (u)	3,685,000	3,786,280
		$29,700,623
Student Loan Revenue – 0.4%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$5,000	$4,739
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	385,000	288,147
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	1,245,000	1,227,717
		$1,520,603
Tax - Other – 1.1%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	$245,000	$241,186
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	635,000	656,699
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2035	1,525,000	1,566,422
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”C-3“, 3%, 5/15/2051	1,965,000	1,371,414
		$3,835,721
Tax Assessment – 0.4%
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045 (n)	$1,000,000	$944,001
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.15%, 3/01/2035 (n)	500,000	500,510
		$1,444,511
Tobacco – 0.4%
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	$610,000	$520,041
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	770,000	700,653
		$1,220,694

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Toll Roads – 6.1%
Chesapeake Bay, VA, Bridge & Tunnel District First Tier General Resolution Rev., 5%, 7/01/2051	$3,000,000	$2,928,079
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	4,180,000	3,563,215
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, 4%, 10/01/2044	3,000,000	2,669,116
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, AGM, 4%, 10/01/2053	2,830,000	2,431,230
Virginia Small Business Financing Authority Senior Lien Refunding Rev. (95 Express Lanes LLC Project), 5%, 1/01/2035	3,000,000	3,116,134
Virginia Small Business Financing Authority Senior Lien Refunding Rev. (Elizabeth River Crossings Opco LLC Project), 4%, 1/01/2040	2,000,000	1,815,565
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	3,000,000	2,308,765
Virginia Small Business Financing Authority, Senior Lien Private Activity Rev. (Transform 66 P3 Project), 5%, 12/31/2052	1,000,000	943,861
Virginia Small Business Financing Authority, Senior Lien Private Activity Rev. (Transform 66 P3 Project), 5%, 12/31/2056	1,000,000	935,369
		$20,711,334
Transportation - Special Tax – 3.7%
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 4%, 5/15/2042	$3,000,000	$2,808,790
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, “A”, 4%, 5/15/2035	2,750,000	2,763,626
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2037	1,560,000	1,580,773
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2038	1,560,000	1,575,427
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2043	3,860,000	3,870,513
		$12,599,129
Universities - Colleges – 7.0%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 9/01/2026	$510,000	$507,972
Commonwealth of Virginia, University General Pledge Refunding Rev., “A”, 4%, 11/01/2037	745,000	737,116
Commonwealth of Virginia, University General Pledge Refunding Rev., “A”, 4%, 5/01/2048	2,475,000	2,159,703
Lexington, VA, Industrial Development Authority Educational Facilities Rev. (Washington and Lee Universities), “A”, 5%, 1/01/2043	1,000,000	1,011,297
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	325,000	324,276
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	595,000	596,192
Salem, VA, Economic Development Authority, Educational Facilities Rev. (Roanoke College), 4%, 4/01/2040	250,000	219,404
Salem, VA, Economic Development Authority, Educational Facilities Rev. (Roanoke College), 5%, 4/01/2049	800,000	729,772
Salem, VA, Economic Development Authority, Educational Facilities Rev. (Roanoke College), 6%, 4/01/2050	500,000	513,245
Salem, VA, Economic Development Authority, Educational Facilities Rev. (Roanoke College), 6%, 4/01/2055	500,000	510,668
University of Virginia, General Rev. Pledge Refunding, “B”, 5%, 4/01/2046	2,500,000	2,516,204
Virginia College Building Authority, Educational Facilities Refunding Rev. (University of Richmond), 5%, 3/01/2054	2,000,000	2,059,673
Virginia College Building Authority, Educational Facilities Refunding Rev. (University of Richmond), 5%, 3/01/2049	1,000,000	1,038,661
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “A”, 5%, 7/01/2035 (n)	1,000,000	869,607
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	1,000,000	887,519
Virginia College Building Authority, Educational Facilities Rev. (Randolph-Macon College), 4%, 1/15/2041	1,600,000	1,489,161
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 4%, 6/01/2036	1,280,000	1,230,295
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 3%, 6/01/2041	470,000	364,448
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 4%, 6/01/2046	1,250,000	1,052,363
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), NPFG, 5.25%, 1/01/2031	1,000,000	1,082,841
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	2,500,000	2,504,731
Williamsburg, VA, Economic Development Authority Dining Lease Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “B”, AGM, 4.125%, 7/01/2048	1,000,000	898,792
Williamsburg, VA, Economic Development Authority, Dining Lease Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “B”, AGM, 4.25%, 7/01/2058	755,000	668,134
		$23,972,074
Universities - Dormitories – 0.6%
Williamsburg, VA, Economic Development Authority Student Housing Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “B”, AGM, 4%, 7/01/2048	$2,245,000	$1,990,303

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – 1.2%
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “A”, 3.65%, 11/01/2035 (Put Date 10/01/2027)	$4,000,000	$4,053,965
Utilities - Municipal Owned – 1.7%
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	$320,000	$174,800
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	535,000	292,244
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	45,000	43,283
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	145,000	79,206
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	430,000	234,887
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	185,000	182,234
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	340,000	339,959
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	35,000	34,396
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	225,000	122,906
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	90,000	49,163
Richmond, VA, Public Utility Refunding Rev., “C”, 4%, 1/15/2045	1,000,000	898,199
Richmond, VA, Public Utility Refunding Rev., “C”, 4.25%, 1/15/2053	2,500,000	2,285,745
Texas Municipal Power Agency, Transmission System Rev., AGM, 2%, 9/01/2033	1,455,000	1,234,910
		$5,971,932
Utilities - Other – 2.9%
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	$2,020,000	$2,124,258
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	1,300,000	1,395,651
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	1,850,000	1,940,520
Southeast Alabama Energy Authority, Cooperative District Energy Supply Rev., “A”, 5%, 11/01/2035	1,980,000	2,045,622
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	1,115,000	1,170,263
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	1,140,000	1,157,393
		$9,833,707
Water & Sewer Utility Revenue – 8.6%
Fairfax County, VA, Water Authority Rev., 5%, 4/01/2041	$3,000,000	$3,042,701
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	1,045,000	1,048,427
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	430,000	424,771
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 5%, 8/01/2034 (Prerefunded 8/01/2026)	3,000,000	3,073,267
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 4%, 10/01/2038	1,265,000	1,266,510
Hampton Roads, VA, Sanitation District Wastewater Rev., “B”, 5%, 7/01/2054	2,000,000	2,049,649
Henrico County, VA, Water and Sewer System Rev., 4%, 5/01/2046	1,435,000	1,317,687
Prince William County, VA, Water & Sewer System Refunding Rev., 5%, 7/15/2050	750,000	778,680
Spotsylvania County, VA, Water and Sewer System Rev., 4.5%, 12/01/2046	3,865,000	3,801,587
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 3%, 7/01/2044	2,065,000	1,550,204
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2025	5,000	5,018
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2027	45,000	45,085
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2028	40,000	40,074
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “C”, 4%, 11/01/2036	3,450,000	3,484,077
Virginia Resources Authority, Infrastructure Rev., Unrefunded Balance, 5%, 11/01/2025	45,000	45,072
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “A”, 5%, 11/01/2039	1,610,000	1,718,257
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “A”, 5%, 11/01/2041	1,030,000	1,086,751
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “A”, 5%, 11/01/2042	1,330,000	1,394,609
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “B”, 5.25%, 11/01/2047	2,350,000	2,462,131
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “B”, 4.75%, 11/01/2052	750,000	755,137
		$29,389,694
Total Municipal Bonds		$327,095,109
Bonds – 0.1%
Transportation - Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	$659,596	$220,371

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$552,315	$339,674
Mutual Funds (h) – 2.9%
Money Market Funds – 2.9%
MFS Institutional Money Market Portfolio, 4.35% (v)	10,008,932	$10,009,933

Other Assets, Less Liabilities – 1.3%		4,288,933
Net Assets – 100.0%		$341,954,020

(a)	Non-income producing security.
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were
$10,009,933 and $327,655,154, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$6,586,508, representing 1.9% of net assets.

(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$327,434,783	$—	$327,434,783
U.S. Corporate Bonds	—	220,371	—	220,371
Investment Companies	10,009,933	—	—	10,009,933
Total	$10,009,933	$327,655,154	$—	$337,665,087
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended June 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,659,052	$26,040,565	$22,689,682	$(984)	$982	$10,009,933

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$98,888	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2025, are as follows:
Virginia	74.0%
Washington DC	9.7%
Puerto Rico	4.2%
Alabama	1.8%
Illinois	1.6%
New York	1.5%
Texas	1.1%
Tennessee	0.7%
Guam	0.5%
New Jersey	0.4%
South Carolina	0.4%
Wisconsin	0.3%
New Hampshire	0.3%
Florida	0.3%
Ohio	0.2%
California	0.2%
New Mexico	0.2%
Iowa	0.1%
U.S. Virgin Islands (o)	0.0%
Pennsylvania (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.